Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cost:
Total cost	¥ 38,778,559		¥ 18,589,072
Less: Accumulated depreciation	(14,663,185)		(4,659,530)
Property and equipment, net	24,115,374	$ 3,463,957	13,929,542
Office Equipment
Cost:
Total cost	26,203,041		10,883,248
Leasehold Improvements
Cost:
Total cost	¥ 12,575,518		¥ 7,705,824